Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship with the Group
a	Baiming Yu	COO, Director and a significant shareholder of the Group
b	Huiyu Chuanggu (Hangzhou) Equity Investment Fund Co., Ltd. (“Huiyu Chuanggu”)	Shuang Wu acted as the executive director and owned 30% equity interests of this related party
c	Shuang Wu	CEO, Director, and Chairman of the Board of Directors
d	Hangzhou Shuige Technology Co., Ltd (“Hangzhou Shuige”)	55% equity interests owned by Baiming Yu
e	Hangzhou Qingniu Medical Instrument Co., Ltd (“Hangzhou Qingniu”)	Owned by immediate family member of Baiming Yu
f	Qijia Yu	Immediate family member of Baiming Yu
g	EZGO Technologies Ltd (“EZGO”)	A company significantly influenced by Shaung Wu in its management or operating policies

Schedule of Amounts Due from Related Parties

Amounts due from related parties consisted of the following for the periods indicated:

	As of March 31, 2026	As of September 30, 2025
	(Unaudited)
Hangzhou Qingniu(1)	$-	$4
Hangzhou Shuige(1)	19	-
Huiyu Chuanggu(2)	-	1,474,926
Shuang Wu(2)	15,276	9,310,000
Qijia Yu(2)	1,943	1,404
EZGO(3)	3,022,500	-
Total	$3,039,738	$10,786,334

(1)	The balance represents account receivables from related parties.

(2)	The balance represents advances made to the related parties for the Group’s daily operational purposes.

(3)	This balance represents a loan of $3,000,000 with an interest rate of 3% and will be matured on December 2026.

Amounts due to related parties consisted of the following for the periods indicated:

	As March 31, 2026	As of September 30, 2025
	(Unaudited)
Hangzhou Qingniu(1)	7,028	-
Baiming Yu(1)	-	12,772
Total	$7,028	$12,772

(1)	The balance represents an advance from this related party for the Group’s daily operations, which is interest-free and has no fixed repayment term.

Schedule of Related Parties and Repayment from Related Parties
	For the six months ended March 31,
Nature	2026 (Unaudited)	2025 (Unaudited)
Loan to Hangzhou Shuige(1)	$-	$107,872
Repayment from Hangzhou Shuige(1)	-	436,336
Sales to Hangzhou Shuige(5)	185	-
Loan from Hangzhou Shuige(2)	428,198	-
Repayment to Hangzhou Shuige(2)	428,198	-
Repayment to Baiming Yu(2)	12,978	-
Loan to Baiming Yu(1)	-	161,853
Sales to Baiming Yu(5)	-	3,184
Sales to Hangzhou Qingniu(5)	10,203	34,708
Loan to Hangzhou Qingniu(1)	2,383	74,681
Repayment from Hangzhou Qingniu(1&5)	-	98,490
Purchase from Hangzhou Qingniu(6)	-	2,254
Loan to Shuang Wu(1)	92,885	628,294
Repayment from Shuang Wu(1&7)	1,287,844	2,011,267
Loan from Shuang Wu(2)	85,531	380,863
Repayment to Shuang Wu(2)	85,531	364,329
Advance to Huiyu Chuanggu(7)	-	782,654
Payment of equity transfer consideration on behalf of the Company(3)	8,100,000	-
Repayment to Huiyu Chuanggu for IPO costs paid on behalf of the Group (2)	-	1,033,517
Advance to Qijia Yu(4)	-	2,074
Reimbursement from Qijia Yu(4)	-	492
Loan to EZGO(8)	3,000,000	-
Interest receivable from EZGO(8)	22,500	-

(1)	These consisted of the Group’s interest-free loans, which are due on demand, to the related parties for their daily operations and repayment from the related parties.

(2)	These consisted of the Group’s interest-free loans, which are due on demand, from the related parties for the Group’s daily operations or a portion of the IPO costs, including legal fees and accounting fees, and repayment to the related parties.
(3)	This consisted of the equity transfer consideration paid by Shuang Wu on behalf of the Company.

(4)	This consisted of the advances, which are interest-free and due on demand, made to the related parties for the Group’s daily operational purposes, and repayment and reimbursement from the related parties.

(5)	These consisted of the receivables for selling medical consumables to the related parties and repayment from the related parties.

(6)	This consisted of the payable for purchase of materials from the related party.

(7)	These include: (i) repayments of borrowings from related parties for the Group’s daily operations; and (ii) prepayments for management services of financial administration, financial statement analysis, and financial planning advice.

(8)	These consisted of an interest-bearing loan to the related party and corresponding interests.